Commitments and Contingencies	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 11 – COMMITMENTS AND CONTINGENCIES

Employment Agreement

On April 17, 2020, the Company entered into an Employment Agreement with the Company's CEO pursuant to which CEO will continue to serve as Chief Executive Officer and Chief Financial Officer of the Company. The term of the agreement will continue for a period of one year from the date of execution and automatically renews for successive one-year periods at the end of each term until either party delivers written notice of their intent not to review at least six months prior to the expiration of the then effective term. Pursuant to the terms of the agreement, CEO's base salary was increased to $120,000, and the CEO shall continue be entitled to earn a bonus, subject to the sole discretion of the Company's Board. On January 18, 2021, the Company entered into an amendment (the "Amendment") to the CEO's employment agreement dated April 17, 2020, effective as of January 1, 2021, pursuant to which the CEO's base salary was increased from $120,000 per year to $180,000 per year. In addition, CEO was granted 7,630,949 vested shares of the Company's common stock in April 2020 (see Note 8).

The agreement may be terminated by either the Company or CEO at any time and for any reason upon 60 days prior written notice. Upon termination of the agreement, CEO shall be entitled to (i) any equity award that has vested prior to the termination date, (ii) reimbursement of expenses incurred on or prior to such termination date and (iii) such employee benefits to which CEO may be entitled as of the termination date (collectively, the "Accrued Amounts"). The agreement shall also terminate upon CEO's death or the Company may terminate CEO's employment upon his disability (as defined in the agreement). Upon the termination of CEO's employment for death or disability, CEO shall be entitled to receive the Accrued Amounts. The agreement also contains covenants prohibiting CEO from disclosing confidential information with respect to the Company.

Commercial Evaluation License and Option Agreement with the University of Baltimore, Maryland

Recently, management has been exploring opportunities to expand its business by seeking to acquire and/or develop intellectual property or technology rights from leading universities and researchers. Effective as of July 15, 2020, through the Company's subsidiary, Silo Pharma Inc. (see Note 1), the Company entered into a commercial evaluation license and option agreement with UMB pursuant to which UMB has granted the Company an exclusive, non-sublicensable, non-transferable license to with respect to the exploration of the potential use of central nervous system-homing peptides in vivo and their use for the investigation and treatment of multiple sclerosis and other neuroinflammatory pathology. In addition, UMB granted the Company an exclusive, option to negotiate and obtain an exclusive, sublicensable, royalty-bearing license to with respect to the subject technology. This agreement shall be effective on the effective date and shall expire six months from July 15, 2020 unless sooner terminated. Both parties may terminate this agreement within thirty days by giving a written notice. Pursuant to the agreement, the Company paid the license fee of $10,000 to UMB in July 2020 pursuant to this agreement which was recorded in professional fees during the year ended December 31, 2020 since the Company could not conclude that such costs would be recoverable for this early-stage venture. The option was extended and exercised on January 13, 2021. On February 12, 2021, the Company entered into a Master License Agreement with UMB (see Note 12).

Sponsored Study Agreement

On November 1, 2020, the Company a entered into an investigator-sponsored study agreement (the "Study Agreement") with Maastricht University of the Netherlands. The research project is a clinical study to examine the effects of repeated low doses of psilocybin and LSD on cognitive and emotional dysfunctions in Parkinson's disease and to understand its mechanism of action. The Study Agreement shall terminate on October 31, 2024, unless earlier terminated pursuant to the terms thereof. The Company shall pay a total fee of 433,885 Euros ($507,602 USD) exclusive of value added tax with payment schedule as follows:

Payment
1	86,777 Euros ($101,520 USD)	Upon signing the Study Agreement and was paid in December 2020
2	86,777 Euros ($101,520 USD)	Obtained approval from ethical committee
3	86,777 Euros ($101,520 USD)	Data collection has commenced
4	130,166 Euros ($152,281 USD)	First half of the participants are tested
5	43,885 Euros ($50,760 USD)	Completion of data collection and delivery of final report

In December 2020, the Company paid the first payment which was recorded to prepaid expense and other current assets to be amortized over the four-year term. The Company recognized amortization expense of $26,250 during the year ended December 31, 2020.